Document And Entity Information	Oct. 29, 2020
Document Information Line Items
Entity Registrant Name	BioSig Technologies, Inc.
Trading Symbol	BSGM
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001530766
Document Period End Date	Oct. 29, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38659
Entity Tax Identification Number	26-4333375
Entity Address, Address Line One	54 Wilton Road, 2nd Floor
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	(203)
Local Phone Number	409-5444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ